Short-term and Long-term Debt and Payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Short-term and Long-term Debt and Payable
15.	SHORT-TERM AND LONG-TERM DEBT AND PAYABLE

Short-term debt comprises:

	December 31,
	2016	2017
	RMB	RMB
Loans from banks – unsecured	16,411	16,565
Super short-term commercial papers – unsecured	18,996	18,745
Other loans – unsecured	102	150
Loans from China Telecom Group – unsecured	5,271	19,098

Total short-term debt	40,780	54,558

The weighted average interest rate of the Group’s total short-term debt as of December 31, 2016 and 2017 was 3.3% per annum and 4.0% per annum, respectively. As of December 31, 2017, the Group’s loans from banks and other loans bear interest at rates ranging from 3.5% to 7.3% (2016: 3.9% to 4.4%) per annum, and are repayable within one year; as of December 31, 2017, super short-term commercial papers bear interest at rates ranging from 4.1% to 4.2% (2016: 2.3% to 2.9%) per annum and was repaid by March 19, 2018; the loans from China Telecom Group bear interest at rate of 3.5% (2016: 3.5% to 4.1%) per annum and are repayable within one year.

Long-term debt and payable comprises:

		December 31,
	Interest rates and final maturity	2016	2017
		RMB	RMB
Bank loans – unsecured

Renminbi denominated (Note (i))	Interest rates ranging from 1.08% to 7.04% per annum with maturities through 2036	9,245	9,148

US Dollars denominated	Interest rates ranging from 1.00% to 8.30% per annum with maturities through 2048	446	370

Euro denominated	Interest rate of 2.30% per annum with maturities through 2032	239	223

Other currencies denominated		5	—

		9,935	9,741
Other loans – unsecured

Renminbi denominated		1	1

Amount due to China Telecom Group – unsecured
Deferred consideration of Mobile Network Acquisition – Renminbi denominated (Note (ii))		61,710	—
Loans from China Telecom Group – unsecured
Renminbi denominated (Note (iii))		—	40,000

Total long-term debt and payable		71,646	49,742

Less: Current portion		(62,276)	(1,146)

Non-current portion		9,370	48,596

Notes:
(i)	The Group obtained long-term RMB denominated government loans with below-market interest rate ranging from 1.08% to 1.20% per annum through banks (the “Low-interest Loans”). The Group recognized the Low-interest Loans at their fair value on initial recognition, and accreted the discount to profit or loss using the effective interest rate method. The difference between the fair value and the face value of the Low-interest Loans was recognized as government grants in deferred revenue at initial recognition (Note 18).
(ii)	Represented the remaining balance of the deferred consideration payable to China Telecommunications Corporation in respect of the acquisition of certain CDMA network assets and associated liabilities, which were held by China Telecommunications Corporation through network branches located in 30 provinces , municipalities and autonomous regions in the PRC (hereinafter referred to as the “Mobile Network Acquisition”). The Company fully repaid the deferred consideration in November and December 2017. The Company paid interest on the deferred payment to China Telecommunications Corporation at half-yearly intervals and the interest accrues from the day following the completion of the Mobile Network Acquisition. The interest rate is set at a 5 basis points premium to the yield of the 5-year super AAA rated Medium Term Notes most recently published by the National Association of Financial Market Institutional Investors before the completion date of the Mobile Network Acquisition and would be adjusted once a year in accordance with the last yield of the 5-year super AAA rated Medium Term Notes most recently published by the National Association of Financial Market Institutional Investors at the end of each year. The interest rate for 2017 was 4.11%.
(iii)	The Group obtained long-term RMB denominated loans with the interest rate of 3.8% per annum from China Telecommunications Corporation on December 25, 2017, which are repayable within 3 to 5 years.

The aggregate maturities of the Group’s long-term debt and payable subsequent to December 31, 2017 are as follows:

RMB
2018	1,146
2019	1,088
2020	21,044
2021	983
2022	20,944
Thereafter	4,537

49,742

The Group’s short-term and long-term debt and payable do not contain any financial covenants. As of December 31, 2016 and 2017, the Group had unutilized committed credit facilities amounting to RMB161,229 and RMB154,793 respectively.